Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Jun. 30, 2024 USD ($) Integer	Jun. 30, 2023 USD ($)
Product Information [Line Items]
Impairment of property and equipment	$ 0	$ 0
Impairment of long lived assets	0	0
Impairment loss on operating lease right-of-use assets	$ 0	0
Number of operating segments | Integer	2
Cash SDIC insured amount	$ 75,000
Cash uninsured amount	1,367,708	1,921,497
Dilutive securities	$ 0	$ 0
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk, percentage	21.00%
Minimum [Member]
Product Information [Line Items]
Intangible assets, useful lives	3 years
Maximum [Member]
Product Information [Line Items]
Intangible assets, useful lives	10 years